Income (loss) per Common Share - Computation of Basic and Diluted Net Income (loss) Per Common Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Numerator:
Net (loss) income:	$ (8,068)	$ (33,763)	$ 417	$ 6,649	$ 657	$ (3,777)	$ 11,113	$ 11,641	$ (34,765)	$ 19,634	$ 54,962
Dividend requirements on Series E Redeemable Preferred									(2,287)
Dividends									(300)	(300)	(300)
Accretion of redeemable preferred stocks									(686)
Total dividends, dividend requirements and accretion on preferred stocks									(3,273)	(300)	(300)
Net income (loss) attributable to common stockholders	$ (11,041)	$ (33,763)	$ 417	$ 6,349	$ 657	$ (3,777)	$ 11,113	$ 11,341	(38,038)	19,334	54,662
Dividends on convertible preferred stocks assumed to be converted, if dilutive									300		300
Numerator for diluted net income (loss) per common share									$ (37,738)	$ 19,334	$ 54,962
Denominator:
Denominator for basic net income (loss) per common share - weighted- average shares									22,758,873	22,575,053	22,465,176
Effect of dilutive securities:
Convertible preferred stocks											916,666
Stock options										175,753	215,124
Dilutive potential common shares										175,753	1,131,790
Denominator for dilutive net income (loss) per common share - adjusted weighted-average shares and assumed conversions									22,758,873	22,750,806	23,596,966
Basic net income (loss) per common share:
Loss from continuing operations	$ (0.61)	$ (1.60)	$ (0.13)	$ 0.17	$ (0.12)	$ (0.41)	$ 0.36	$ 0.38	$ (2.17)	$ 0.21	$ 1.57
Income from discontinued operations, including taxes	0.13	0.12	0.15	0.11	0.15	0.24	0.13	0.12	0.50	0.65	0.86
Net income (loss)	(0.48)	(1.48)	0.02	0.28	0.03	(0.17)	0.49	0.50	(1.67)	0.86	2.43
Diluted net income (loss) per common share:
Loss from continuing operations	(0.61)	(1.60)	(0.13)	0.17	(0.12)	(0.41)	0.34	0.37	(2.17)	0.21	1.51
Income from discontinued operations, including taxes	0.13	0.12	0.15	0.11	0.15	0.24	0.13	0.12	0.50	0.64	0.82
Net income (loss)	$ (0.48)	$ (1.48)	$ 0.02	$ 0.28	$ 0.03	$ (0.17)	$ 0.47	$ 0.49	$ (1.67)	$ 0.85	$ 2.33
Series E Redeemable Preferred Stock [Member]
Numerator:
Dividend requirements on Series E Redeemable Preferred									$ (2,287)
Accretion of redeemable preferred stocks									(686)
Series B Preferred Stock [Member]
Numerator:
Dividends									(240)	$ (240)	$ (240)
Series D Preferred Stock [Member]
Numerator:
Dividends									$ (60)	$ (60)	$ (60)